Reverse factoring	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reverse factoring
16.	Reverse factoring

Accounting policy

Under reverse factoring, financial institutions commit to pay the Company’s suppliers at an accelerated rate in exchange for a trade discount. The Company derecognizes trade accounts payable to suppliers and recognizes financial liabilities with respect to the relevant financial institutions under “Reverse Factoring” in its consolidated statements of financial position. Cash payments made by financial institutions for reverse factoring to relevant suppliers are classified as operating activities in the consolidated statements of cash flows.

Reverse factoring are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Trade accounts payable	R$	126,755	R$	31,731	US$	8,189
Other liabilities		22,173		13,545		3,496

Total reverse factoring	R$	148,928	R$	45,276	US$	11,685

The Company has entered into reverse factoring with financial institutions in order to allow suppliers to advance receivables related to the Company’s purchases of inventories.